Segment Information - Geographic information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Geographic information
Revenue	$ 24,832	$ 23,379
Non-current assets	1,310		$ 731
United States
Geographic information
Revenue	11,256	11,214
Japan
Geographic information
Revenue	2,203	2,659
France
Geographic information
Revenue	1,979	1,918
Others
Geographic information
Revenue	$ 9,394	$ 7,588